Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.0%
	BASIC MATERIALS — 1.4%
3,724	Celanese Corp.	$432,840
4,783	Dow, Inc.	273,588
		706,428
	COMMUNICATIONS — 12.5%
9,062	Alphabet, Inc. - Class A*	816,124
3,017	Alphabet, Inc. - Class C*	272,435
9,340	Amazon.com, Inc.*	880,108
2,639	Arista Networks, Inc.*	366,029
7,138	Cisco Systems, Inc.	345,622
1,935	Expedia Group, Inc.*	210,857
4,574	Meta Platforms, Inc. - Class A*	800,176
1,290	Netflix, Inc.*	415,548
2,149	Nice Ltd. - ADR*,1,2	445,724
2,375	Palo Alto Networks, Inc.*	447,379
3,465	T-Mobile US, Inc.*	492,654
8,193	Uber Technologies, Inc.*	272,499
8,892	Verizon Communications, Inc.	345,098
3,438	Walt Disney Co.*	342,459
		6,452,712
	CONSUMER, CYCLICAL — 10.5%
11,051	American Airlines Group, Inc.*	176,595
4,303	BJ's Wholesale Club Holdings, Inc.*	308,955
5,821	General Motors Co.	225,506
2,996	Home Depot, Inc.	888,434
2,379	Marriott International, Inc. - Class A	402,622
1,618	McDonald's Corp.	427,006
7,442	MGM Resorts International	320,080
3,215	NIKE, Inc. - Class B	381,910
2,271	PACCAR, Inc.	163,966
7,047	PulteGroup, Inc.	385,260
3,454	Tesla, Inc.*	710,522
11,157	Univar Solutions, Inc.*	387,706
4,710	Walmart, Inc.	669,432
		5,447,994
0

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL — 22.5%
1,514	Abbott Laboratories	$154,004
3,305	AbbVie, Inc.	508,639
2,015	Amgen, Inc.	466,795
1,266	Automatic Data Processing, Inc.	278,292
5,848	Bristol-Myers Squibb Co.	403,278
1,141	Cintas Corp.	500,294
6,626	CVS Health Corp.	553,536
2,516	Danaher Corp.	622,785
1,381	Eli Lilly & Co.	429,795
3,555	Gilead Sciences, Inc.	286,284
3,305	Hershey Co.	787,648
4,083	Johnson & Johnson	625,761
7,074	Kraft Heinz Co.	275,462
1,647	Laboratory Corp. of America Holdings	394,226
1,173	Molina Healthcare, Inc.*	322,962
1,351	Moody's Corp.	391,993
1,567	Neurocrine Biosciences, Inc.*	161,558
4,782	PepsiCo, Inc.	829,820
7,059	Pfizer, Inc.	286,384
7,585	Procter & Gamble Co.	1,043,393
1,397	Stryker Corp.	367,243
4,755	Sysco Corp.	354,580
879	Thermo Fisher Scientific, Inc.	476,207
2,308	UnitedHealth Group, Inc.	1,098,470
		11,619,409
	ENERGY — 5.2%
6,402	Array Technologies, Inc.*	119,974
6,690	Chevron Corp.	1,075,551
7,361	ConocoPhillips	760,759
1,397	EOG Resources, Inc.	157,889
14,793	Marathon Oil Corp.	372,044
3,753	Schlumberger Ltd.[1]	199,697
		2,685,914
	FINANCIAL — 14.1%
4,227	American Express Co.	735,456
1,700	Ameriprise Financial, Inc.	582,879

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
18,018	Bank of America Corp.	$618,017
402	BlackRock, Inc.	277,151
6,466	Citizens Financial Group, Inc.	270,020
2,436	Crown Castle, Inc. - REIT	318,507
7,415	Hartford Financial Services Group, Inc.	580,446
5,534	JPMorgan Chase & Co.	793,299
24,026	KeyCorp	439,436
2,964	Life Storage, Inc. - REIT	357,221
4,334	Marsh & McLennan Cos., Inc.	702,715
7,916	MetLife, Inc.	567,815
2,489	Mid-America Apartment Communities, Inc. - REIT	398,489
1,370	Prologis, Inc. - REIT	169,058
3,333	W R Berkley Corp.	220,611
2,687	Wintrust Financial Corp.	247,553
		7,278,673
	INDUSTRIAL — 9.0%
1,594	Agilent Technologies, Inc.	226,300
2,830	C.H. Robinson Worldwide, Inc.	282,887
3,241	Caterpillar, Inc.	776,382
954	Deere & Co.	399,955
2,015	EMCOR Group, Inc.	336,948
8,838	Graphic Packaging Holding Co.	210,344
2,794	Honeywell International, Inc.	534,995
4,110	Jabil, Inc.	341,253
2,794	Raytheon Technologies Corp.	274,064
3,886	Republic Services, Inc.	501,022
917	Rockwell Automation, Inc.	270,451
2,373	Tetra Tech, Inc.	324,840
1,627	Toro Co.	179,686
		4,659,127
	TECHNOLOGY — 20.6%
2,244	Accenture PLC - Class A1	595,894
4,083	Advanced Micro Devices, Inc.*	320,842
888	ANSYS, Inc.*	269,606
13,092	Apple, Inc.	1,929,892
4,585	Applied Materials, Inc.	532,548

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
1,306	CACI International, Inc. - Class A*	$382,658
2,122	Cadence Design Systems, Inc.*	409,419
2,767	Fiserv, Inc.*	318,454
5,731	Fortinet, Inc.*	340,651
896	Intuit, Inc.	364,833
2,319	Manhattan Associates, Inc.*	333,356
6,570	Microsoft Corp.	1,638,689
1,156	MongoDB, Inc.*	242,205
4,605	NVIDIA Corp.	1,069,097
2,633	Oracle Corp.	230,124
9,340	Pure Storage, Inc.*	266,564
1,317	Snowflake, Inc. - Class A*	203,318
2,079	Synopsys, Inc.*	756,257
2,463	Texas Instruments, Inc.	422,281
		10,626,688
	UTILITIES — 3.2%
8,444	American Electric Power Co., Inc.	742,818
5,056	NextEra Energy, Inc.	359,128
4,531	Portland General Electric Co.	216,582
5,704	Southern Co.	359,694
		1,678,222
	TOTAL COMMON STOCKS
	(Cost $41,577,061)	51,155,167

Units/ Principal Amount
SHORT-TERM INVESTMENTS — 1.9%

	COLLATERAL FOR SECURITIES LOANED — 0.9%
450,543	Securities Lending Fund II, LLC [3]	450,543
$549,740	UMB Bank Demand Deposit, 0.01% [4]	549,740
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,000,283)	1,000,283
	TOTAL INVESTMENTS — 100.9%
	(Cost $42,577,344)	52,155,450
	Liabilities in Excess of Other Assets — (0.9)%	(454,495)

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2023 (Unaudited)

1,000,283
1,000,283
TOTAL NET ASSETS — 100.0%	$51,700,955

ADR	— American Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	All or a portion of shares are on loan. Total loaned securities had a fair value of $441,672 at February 28, 2023.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.
4